Other Liabilities and Commitments - Annual minimum commitments under purchase obligations (Details) $ in Millions	Jul. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 808
2027	725
2028	881
2029	682
2030	616
Thereafter	1,180
Total commitments	$ 4,892